Business Acquisition and Deconsolidation of Newave	12 Months Ended
May 31, 2013
Business Combinations [Abstract]
Business Acquisition and Deconsolidation of Newave
3.	BUSINESS ACQUISITION AND DECONSOLIDATION OF NEWAVE

On September 1, 2010, the Group acquired a 100% equity interest in Shanghai Huangpu District Newave Education Training Center, a Shanghai based private school that specialized in tutoring English for K-12 students. The acquisition further extended the Group’s market position in Shanghai. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Trademark	1,430	Indefinite
Courseware	9	1 year
Student base	2,897	5 years
License	7	3 years
Goodwill	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)

Total	6,035

Of the total consideration of US$6,035, US$4,243 was contingent consideration that was subject to adjustment based on Newave achieving certain performance targets during the period from September 1, 2010 to August 31, 2011. The contingent consideration was recognized as a liability and measured at its fair value at the acquisition date. When settled, the contingent consideration amount can range between nil to US$11,577. There was no change in the fair value of the contingent consideration between the acquisition date and as of May 31, 2011.

For the year ended May 31, 2011, Newave contributed US$4,757 to consolidated net revenues and had a net loss of US$15. The unaudited pro forma information of the acquisition as if the acquisition had occurred on June 1, 2011 and 2010 is not presented because the Group believes it is impracticable to do so.

Due to breach of contract by the seller of Newave, the Group lost its control over Newave and submitted an arbitration petition to the China International Economic and Trade Arbitration Commission (“CTETA”) seeking for full refund of the purchase consideration paid in August 2011. As a result, the Group deconsolidated Newave in August 2011. In December 2011, a conciliatory agreement was reached between the Group and the seller under the mediation of CTETA that the seller shall return to the Group the full investment of US$2,200 which was collected before May 31, 2012. A gain on deconsolidation of Newave of US$408 was recognized as the carrying amount of Newave at the time of deconsolidation was less than the original investment cost.